Label	Element	Value
Equity Oriented or Fixed Income Oriented Funds | The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The International Equity Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio seeks maximum long-term total return.
Expense, Heading	rr_ExpenseHeading	What are the Portfolio's fees and expenses?
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and assumes that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the U.S., and that, in the opinion of the Portfolio's portfolio managers are undervalued at the time of purchase based on their fundamental analysis. Investments will be made mainly in marketable securities of companies located in developed countries.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% Policy). The Portfolio's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

Equity securities include, but are not to be limited to, common stocks, securities convertible into common stock, securities having common stock characteristics, such as rights and warrants to purchase common stocks, and preferred securities. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currencies, including the euro), or may invest in short-term debt securities or other money market instruments. Except when the portfolio managers believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments.

The portfolio managers' approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the portfolio managers consider movement in the price of individual securities, and the impact of currency adjustment on a U.S.-domiciled, dollar-based investor. The portfolio managers also conduct research on a global basis in an effort to identify securities that have the potential for long-term total return. The center of the research effort is a value-oriented dividend discount methodology applied to individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. The portfolio managers' approach is long-term in orientation, and it is expected that the annual turnover rate of the Portfolio will not exceed 75% under normal circumstances.

In an international portfolio, currency returns can be an integral component of an investment's total return. The portfolio managers will use a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the U.S. and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be overvalued. When the dollar buys more, the foreign currency may be undervalued. Securities available in an undervalued currency may offer greater return potential and may be an attractive investment.

Currency considerations carry a special risk for a portfolio of international securities, and the portfolio managers use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

From time to time, the Portfolio may invest up to 30% of its net assets in securities of issuers in the commercial banking industry; to the extent the Portfolio invests 30% of its net assets in such securities, it may be slightly more sensitive to movement in the commercial banking industry.

The Portfolio may make limited use (not more than 15% of its assets) of foreign fixed income securities when, in the portfolio managers' opinion, attractive opportunities exist relative to those available through equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro, and may include obligations of foreign governments, foreign government agencies, supranational organizations or corporations, and other private entities. Such governmental fixed income securities will be, at the time of purchase, of the highest quality (for example, AAA by S&P or Aaa by Moody's) or of comparable quality. Corporate fixed income securities will be, at the time of purchase, rated in one of the top two rating categories (for example, AAA and AA by S&P or Aaa and Aa by Moody's) or of comparable quality.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% Policy). The Portfolio's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Foreign government/supranational securities risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Currency risk — The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk, Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution
Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	How has The International Equity Portfolio performed?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/institutional
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, The International Equity Portfolio's highest quarterly return was 20.51% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.17% for the quarter ended March 31, 2009.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.17%)
Performance Table, Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended Dec. 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

Equity Oriented or Fixed Income Oriented Funds | The International Equity Portfolio | MSCI EAFE Index (gross returns)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Equity Oriented or Fixed Income Oriented Funds | The International Equity Portfolio | MSCI EAFE Index (net returns)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Equity Oriented or Fixed Income Oriented Funds | The International Equity Portfolio | DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2006	rr_AnnualReturn2006	30.34%
Annual Return 2007	rr_AnnualReturn2007	11.38%
Annual Return 2008	rr_AnnualReturn2008	(36.95%)
Annual Return 2009	rr_AnnualReturn2009	21.38%
Annual Return 2010	rr_AnnualReturn2010	2.57%
Annual Return 2011	rr_AnnualReturn2011	(3.76%)
Annual Return 2012	rr_AnnualReturn2012	9.53%
Annual Return 2013	rr_AnnualReturn2013	22.13%
Annual Return 2014	rr_AnnualReturn2014	(2.83%)
Annual Return 2015	rr_AnnualReturn2015	(3.93%)
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Equity Oriented or Fixed Income Oriented Funds | The International Equity Portfolio | DPT CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.39%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Equity Oriented or Fixed Income Oriented Funds | The International Equity Portfolio | DPT CLASS | After Taxes on Distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.56%)
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	2.82%